Statements Of Consolidated Membership Interests (USD $) In Millions, unless otherwise specified	3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012		Mar. 31, 2012		Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Capital account:
Balance at beginning of period		$ 7,335			$ 7,212		$ 7,457	$ 7,335	$ 7,335	$ 7,212	$ 6,990
Net income	103	87	28	[1]	75	[1]	355	329	432	349	367
Distributions to members									(310)	(225)	(145)
Sale of related-party agreements (net of tax benefit of $-, $1 and $-) (Note 11)										(2)
Other										1
Balance at end of period (number of interests outstanding: 2013, 2012 and 2011 - 635 million)	7,457		7,335						7,457	7,335	7,212
Accumulated other comprehensive income (loss) net of tax effects:
Balance at beginning of period		(31)			(31)		(48)	(31)	(31)	(31)	(2)
Net effects of cash flow hedges (net of tax)							2	3	2	3	(29)
Defined benefit pension plans							(1)	(1)	(19)	(3)
Balance at end of period	(48)		(31)				(47)		(48)	(31)	(31)
Total membership interests at end of period	$ 7,409		$ 7,304						$ 7,409	$ 7,304	$ 7,181

[1]	Fourth quarter 2012 reflects a $57 million pre-tax charge to expense associated with the SARs settlement (see Note 10).